Acquisitions - Schedule of Fair Value of the Assets Acquired and Liabilities Assumed (Details) - Acquisition of Ameri-Can [Member]	12 Months Ended
Sep. 30, 2022 USD ($)
Business Acquisition [Line Items]
Share consideration	$ 1,250,000
Cash consideration	3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,860
Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment (loan receivable)	4,828,123
Total assets	7,439,066
Due to related parties	296,206
Total liabilities	296,206
Net assets acquired	$ 7,142,860